Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2013
Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt

The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2012 and 2013 are as follows:

March 31, 2012

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥168,012	0.7%
Short-term debt outside Japan, mainly from banks	107,568	4.2
Commercial paper in Japan	176,415	0.2
Commercial paper outside Japan	4,023	4.0
Notes outside Japan	1,955	5.3

	¥457,973	1.4

March 31, 2013

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥164,046	0.4%
Short-term debt outside Japan, mainly from banks	104,542	3.3
Commercial paper in Japan	146,944	0.2
Commercial paper outside Japan	4,560	3.8
Notes in Japan	40	0.9
Notes outside Japan	594	4.3

	¥420,726	1.1

Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2012 and 2013 are as follows:

March 31, 2012

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2013~2025	¥248,452	2.7%
Floating rate	2013~2027	1,223,127	1.3
Insurance companies and others:
Fixed rate	2013~2020	289,871	1.8
Floating rate	2013~2028	240,277	1.1
Unsecured bonds	2013~2021	1,144,539	2.1
Unsecured convertible bonds with stock acquisition rights	2014	149,968	1.0
Unsecured bond with stock acquisition rights	2023	35,630	0.0
Unsecured notes under medium-term note program	2013~2018	60,911	2.0
Payables under securitized lease receivables	2013~2018	172,917	1.1
Payables under securitized loan receivables and investment in securities	2013~2039	701,788	4.5

		¥4,267,480	2.1

March 31, 2013

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2014~2025	¥339,565	2.6%
Floating rate	2014~2027	1,233,059	1.1
Insurance companies and others:
Fixed rate	2014~2023	280,729	1.6
Floating rate	2014~2028	246,055	0.9
Unsecured bonds	2014~2021	1,173,902	1.8
Unsecured convertible bonds with stock acquisition rights	2014	50,289	1.0
Unsecured notes under medium-term note program	2014~2018	58,169	2.9
Payables under securitized lease receivables	2014~2019	160,163	0.9
Payables under securitized loan receivables and investment in securities	2014~2039	519,603	4.9

		¥4,061,534	2.0

Schedule of Long Term Debt Repayment

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2013 is as follows:

Years ending March 31,	Millions of yen
2014	¥1,110,847
2015	621,174
2016	783,508
2017	614,374
2018	576,471
Thereafter	355,160

Total	¥4,061,534

Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions

Other than the assets of the consolidated VIEs pledged as collateral for financing described in Note 11 (“Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2013:

Millions of yen
Minimum lease payments, loans and investment in operating leases	¥88,956
Investment in securities	110,492
Other operating assets	8,736
Other assets	9,916

¥218,100